RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of related party transactions [Abstract]
Disclosure of transactions between related parties
The following table presents the Company’s outstanding balances with its joint ventures:

	2019	2018
		Restated
Accounts receivable (Note 4)	$33.9	$38.0
Contract assets	13.4	15.9
Other assets	18.7	25.3
Accounts payable and accrued liabilities (Note 9)	2.2	7.3
Contract liabilities	30.7	6.4
Other long-term liabilities	1.6	—
The following table presents the Company’s transactions with its joint ventures:

	2019	2018
		Restated
Revenue	$65.5	$72.5
Purchases	2.4	2.6
Other income	1.4	1.5
Compensation of key management personnel
Key management personnel have the ability and responsibility to make major operational, financial and strategic decisions for the Company and include certain executive officers. The compensation of key management for employee services is shown below:

	2019	2018
Salaries and other short-term employee benefits	$6.4	$7.0
Post-employment benefits – defined benefit plans(1)	1.9	1.8
Share-based payments	18.9	17.8
	$27.2	$26.6
(1) Includes net interest on employee benefits obligations.